SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	0 Months Ended		1 Months Ended		6 Months Ended
	Aug. 31, 2013 Restricted Stock Units	Aug. 31, 2012 Restricted Stock Units	Mar. 31, 2014 Restricted Stock Units	Aug. 31, 2012 Restricted Stock Units	Jun. 30, 2014 Restricted Stock Units	Dec. 31, 2013 Restricted Stock Units	May 22, 2012 2012 Incentive Compensation Plan	May 22, 2012 2012 Incentive Compensation Plan Stock Options
Stock Compensation Plans
Total authorized share balance							575,000	392,152
Number of RSUs granted (in shares)	37,125	148,500	52,774	148,500
Purchase price (in dollars per share)		$ 7.91	$ 12.95	$ 7.91
Cost to the employee		$ 0			$ 0
Vesting period		4 years	4 years	4 years
Recognition period of compensation cost to be recognized		4 years			4 years
Compensation cost to be recognized		776,000	683,000	776,000
Compensation cost to be recognized					$ 1,270,000	$ 512,000
Number of RSUs unvested (in shares)			164,149		164,149	111,375